Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of consolidated financial statement presentation

Basis of consolidated financial statement presentation: The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information and Article 10 of Regulation S-X. The accompanying unaudited condensed consolidated financial statements of the Company include the accounts of its wholly owned subsidiaries and variable interest entities, for which the Company is the primary beneficiary. Because the Company holds certain rights that provide the power to direct the activities of variable interests that most significantly impact the VIE economic performance, as well as to potentially receive benefits or the obligation to absorb potentially significant losses, the Company has a controlling interest in such VIEs. The Company reports its consolidated financial information as a single segment. All significant intercompany transactions have been eliminated in consolidation.

Basis of consolidated financial statement presentation: The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements of the Company include the accounts of its wholly owned subsidiaries and variable interest entities, for which the Company is the primary beneficiary. Because the Company holds certain rights that provide the power to direct the activities of variable interests that most significantly impact the VIE economic performance, as well as to potentially receive benefits or the obligation to absorb potentially significant losses, the Company has a controlling interest in such VIEs. See Note 10, “New Markets Tax Credit Financing,” for the discussion of financing arrangements involving certain entities that are variable interest entities that are included in these consolidated financial statements. All significant intercompany transactions have been eliminated in consolidation.

Emerging Growth Company

Emerging Growth Company: Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act of 1933 registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard, until such time the Company is no longer considered to be an emerging growth company. At times, the Company may elect to early adopt a new or revised standard.

Use of estimates

Use of estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date, as well as reported amounts of expenses during the reporting period. The Company’s most significant estimates and judgments involve deferred income taxes, valuation of share-based compensation, including the fair value of common stock, the valuation of warrant liability, and the valuation of business combinations, including the fair values and useful lives of acquired assets and assumed liabilities and the fair value of purchase consideration. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates, and such differences could be material to the Company’s financial statements.

Use of estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date, as well as reported amounts of expenses during the reporting period. The Company’s most significant estimates and judgments involve deferred income taxes, valuation of share-based compensation, including the fair value of common stock, the valuation of the convertible notes payable derivative liability, and the valuation of business combinations, including the fair values and useful lives of acquired assets and assumed liabilities and the fair value of purchase consideration. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates, and such differences could be material to the Company’s financial statements.

Segment Information

Segment Information: The Company’s chief operating decision maker (“CODM”) is its chief executive officer, who makes operating decisions, assesses performance and allocates resources on a consolidated basis. The CODM reviews financial information presented on a consolidated basis for the purposes of allocating resources and evaluating financial performance. Accordingly, management has determined that the Company operates as one operating and reportable segment.

Segment information: ASC 280, Segment Reporting, defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. XL operates a single integrated business operation for the purpose of providing electrification systems for the owners of vehicles. XL’s Chief Executive Officer (“CEO”) is the CODM of the Company. The CODM is provided financial and operating information for the integrated business as a whole. Upon receipt of such information, the CODM evaluates and manages the operations based upon such integrated information, and the CODM utilizes this integrated information for purposes of allocating resources and evaluating XL’s financial performance. The CODM uses cash flows as the primary measure to manage the business and does not segment the business for internal reporting or decision making. Based upon this information, the Company has concluded that it should report its operations as a single segment.

Concentration of Credit Risk

Concentration of Credit Risk: Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and trade receivables. At times, such cash may be in excess of the FDIC limit. At June 30, 2021 and December 31, 2020, the Company had cash in excess of the $250 federally insured limit. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

With respect to trade receivables, the Company routinely assesses the financial strength of its customers and, as a consequence, believes that the receivable credit risk exposure is limited. As of June 30, 2021, two customers accounted for approximately 34% and 29% of accounts receivable. As of December 31, 2020, one customer accounted for approximately 82% of accounts receivable. For the three months ended June 30, 2021 and 2020, three customers and one customer accounted for approximately 57% and 52% of revenues, respectively. For the six months ended June 30, 2021 and 2020, three customers and one customer accounted for approximately 49% and 55% of revenues, respectively.

Concentration of Credit Risk: Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and trade receivables. At times, such cash may be in excess of the FDIC limit. At December 31, 2020 and 2019, the Company had cash in excess of the $250 federally insured limit. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

With respect to trade receivables, the Company routinely assesses the financial strength of its customers and, as a consequence, believes that the receivable credit risk exposure is limited. As of December 31, 2020, one customer accounted for approximately 82% of accounts receivable. In 2019, two customers accounted for approximately 64% of accounts receivable. For the years ended December 31, 2020 and 2019, one customer and two customers accounted for approximately 68% and 65% of revenues, respectively.

Cash, cash equivalents, and restricted cash

Cash, cash equivalents, and restricted cash: The Company considers all highly liquid investments with a maturity of three months or less at the time of purchase to be cash equivalents. Cash and cash equivalents include cash held in banks and money market accounts. Cash equivalents are carried at cost, which approximates fair value due to their short-term nature. The Company’s cash and cash equivalents are placed with high-credit quality financial institutions and issuers, and at times exceed federally insured limits. To date, the Company has not experienced any credit loss relating to its cash and cash equivalents.

Restricted cash held at both June 30, 2021 and December 31, 2020, consists of $150 for a bank deposit required for a letter of credit which is reserved for the Company’s California lease. In addition, restricted cash held at June 30, 2021 includes $507 held in escrow in connection with the acquisition of World Energy. The funds held in escrow were released to the sellers of World Energy in July 2021 upon the Small Business Administration’s forgiveness of the World Energy PPP Loan.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash in the condensed consolidated balance sheets to the total amount shown in the condensed consolidated statements of cash flows:

	As of June 30,
	2021	2020
Cash and cash equivalents	$384,143	$4,907
Restricted cash	657	150
Total cash, cash equivalents, and restricted cash	$384,800	$5,057

Cash and cash equivalents: The Company considers all highly liquid investments with a maturity of three months or less at the time of purchase to be cash equivalents. Cash and cash equivalents include cash held in banks and money market accounts. Cash equivalents are carried at cost, which approximates fair value due to their short-term nature. The Company’s cash and cash equivalents are placed with high-credit quality financial institutions and issuers, and at times exceed federally insured limits. To date, the Company has not experienced any credit loss relating to its cash and cash equivalents.

Restricted cash		Restricted cash: Restricted cash held at both December 31, 2020 and 2019, consists of bank deposits required for a letter of credit which is reserved for the Company’s California lease.
Accounts receivable, net

Accounts receivable, net: Accounts receivable are stated at the gross invoice amount, net of an allowance for doubtful accounts. The allowance for doubtful accounts is maintained at a level considered adequate to provide for potential account losses on the balance based on management’s evaluation of the anticipated impact of current economic conditions, changes in the character and size of the balance, past and expected future loss experience, among other pertinent factors. As of June 30, 2021 and December 31, 2020, the Company’s allowance for doubtful accounts was $487 and $0, respectively.

Accounts receivable: Accounts receivable are stated at the gross invoice amount, net of an allowance for doubtful accounts. The allowance for doubtful accounts is maintained at a level considered adequate to provide for potential account losses on the balance based on management’s evaluation of the anticipated impact of current economic conditions, changes in the character and size of the balance, past and expected future loss experience, among other pertinent factors. As of December 31, 2020 and 2019, the Company recorded an allowance of doubtful accounts of $0.

Inventory, net

Inventory, net: Inventory is comprised of raw materials, work in process and finished goods. Inventory is stated at the lower of cost or net realizable value. Cost of raw material inventories include the purchase and related costs incurred in bringing the products to their present location and condition. The Company uses consistent methodologies to evaluate inventory for net realizable value and periodically reviews inventories for obsolescence and any inventories identified as slow moving or obsolete are initially reserved for and then written-off. As of June 30, 2021 and December 31, 2020, the Company’s inventory reserve for obsolescence was $331 and $58, respectively.

Inventory: Inventory is comprised of raw materials, work in process and finished goods. Inventory is stated at the lower of cost (determined using the weighted-average cost method) or net realizable value. Cost of raw material inventories include the purchase and related costs incurred in bringing the products to their present location and condition. The Company uses consistent methodologies to evaluate inventory for net realizable value and periodically reviews inventories for obsolescence and any inventories identified as slow moving or obsolete are initially reserved for and then written-off. As of December 31, 2020 and 2019, the Company’s inventory reserve for obsolescence was $58 and $248, respectively.

Fair value measurements

Fair value measurements: The Company follows the guidance in ASC Topic 820, “Fair Value Measurement”, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Company can access at the measurement date.

Level 2: Significant other observable inputs other than level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect the Company’s judgment about the assumptions that market participants would use in pricing an asset or liability.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

See Note 8 for additional information on assets and liabilities measured at fair value.

The Company believes its valuation methods are appropriate and consistent with other market participants, however the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The Company’s financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued liabilities, contingent consideration liability and warrant liability. The carrying value of cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses approximates fair value because of the short-term nature of those instruments.

Fair value measurements: ASC 820, Fair Value Measurements and Disclosures, clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1:	Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Company can access at the measurement date.

Level 2:	Significant other observable inputs other than level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data.

Level 3:	Significant unobservable inputs that reflect the Company’s judgment about the assumptions that market participants would use in pricing an asset or liability.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Assets and liabilities measured at fair value are based on one or more of the following three valuation techniques noted in ASC 820:

●	Market approach: Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

●	Cost approach: Amount that would be required to replace the service capacity of an asset (replacement cost).

●	Income approach: Techniques to convert future amounts to a single present value amount based upon market expectations (including present value techniques, option pricing and excess earnings models).

The Company believes its valuation methods are appropriate and consistent with other market participants, however the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, warrant liabilities, contingent consideration liability, term loan and revolver debt, convertible notes payable derivative liability, and convertible notes payable. The carrying value of cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses approximates fair value because of the short-term nature of those instruments. The fair value of the Company’s revolving line of credit and term loan are based on current lending rates for similar borrowings, assuming the debt is outstanding through maturity, and considering the collateral and as a result approximate their fair values. The Company estimates the fair value of its convertible notes payable using level two and level three inputs by discounting the future cash flows using current interest rates at which it could obtain similar borrowings in consideration of the estimated enterprise value of the Company.

Prepaid expenses and other current assets

Prepaid expenses and other current assets: Prepaid expenses and other current assets include prepaid insurance, prepaid rent, and supplies, which are expected to be recognized or realized within the next 12 months.

Prepaid expenses and other current assets: Prepaid expenses and other current assets include prepaid insurance, prepaid rent, and supplies, which are expected to be recognized or realized within the next 12 months.

Property and equipment, net

Property and equipment, net: Property and equipment, net is stated at cost less accumulated depreciation, or if acquired in a business combination, at fair value as of the date of acquisition. Depreciation is calculated using the straight-line method, based upon the following estimated useful lives:

Equipment	5 years
Furniture and fixtures	5 years
Computer and related equipment	3 years
Software	3 years
Vehicles	4 years
Leasehold improvements	Lesser of useful life of the asset or remaining life of the lease

Improvements are capitalized while replacements, maintenance and repairs, which do not improve or extend the lives of the respective assets, are expensed as incurred. When property and equipment is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss on the disposition is recorded in the statement of operations as a component of other (expense) income, net.

Business combinations

Business combinations: The Company accounts for the acquisition of a business in accordance with ASC 805, Business Combinations (ASC 805). Amounts paid to acquire a business are allocated to the assets acquired and liabilities assumed based on their fair values at the date of acquisition. The Company determines the fair value of purchase consideration, including contingent consideration, and acquired intangible assets based on detailed valuations that use certain information and assumptions provided by management. The Company allocates any excess purchase price over the fair value of the net tangible and intangible assets acquired to goodwill. The results of operations of acquired businesses are included in the financial statements from the date of acquisition forward. Acquisition-related costs are expensed in periods in which the costs are incurred

The Company uses the income approach to determine the fair value of developed technology acquired in a business combination. This approach determines fair value by estimating the after-tax cash flows attributable to the respective asset over its useful life and then discounting these after-tax cash flows back to a present value. The Company bases its revenue assumptions on estimates of relevant market sizes, expected market growth rates, expected trends in technology and expected product introductions by competitors. Developed technology represents patented and unpatented technology and know-how.

Refer to Note 4 for discussion of the Company’s 2020 business combination.

Intangible assets, net

Intangible assets, net: Intangible assets are initially recorded at fair value and stated net of accumulated amortization and impairments. The Company amortizes its intangible assets that have finite lives using either the straight-line method, or if reliably determinable, based on the pattern in which the economic benefit of the asset is expected to be utilized. Amortization is recorded over the estimated useful lives, which for developed technology is 4 years. The Company evaluates the recoverability of its definite lived intangible assets whenever events or changes in circumstances or business conditions indicate that the carrying value of these assets may not be recoverable based on expectations of future undiscounted cash flows for each asset group. If the carrying value of an asset or asset group exceeds its undiscounted cash flows, the Company estimates the fair value of the assets, generally utilizing a discounted cash flow analysis based on the present value of estimated future cash flows to be generated by the assets using a risk-adjusted discount rate. To estimate the fair value of the assets, the Company uses market participant assumptions pursuant to ASC 820, Fair Value Measurements.

Impairment of long-lived assets

Impairment of long-lived assets: The Company reviews long-lived assets, including property and equipment and, intangible assets with definite lives, for impairment whenever events or changes in circumstances indicate that an asset group’s carrying amount may not be recoverable. The Company conducts its long-lived asset impairment analysis in accordance with ASC 360-10, Impairment or Disposal of Long-Lived Assets, which requires the Company to group assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and evaluate the asset group against the sum of the undiscounted future cash flows. If the undiscounted cash flows do not indicate the carrying amount of the asset group is recoverable, an impairment charge is measured as the amount by which the carrying amount of the asset group exceeds its fair value. During the years ended December 31, 2020 and 2019, no impairment indicators were identified.

Impairment of goodwill

Impairment of goodwill: Goodwill represents the excess of cost over the fair market value of net tangible and identifiable intangible assets of acquired businesses. Goodwill is not amortized but instead is annually tested for impairment, or more frequently if events or circumstances indicate that the carrying amount of goodwill may be impaired. The Company has recorded goodwill in connection with its historical acquisition of a business.

The Company performs its annual goodwill impairment assessment at October 1 each fiscal year, or more frequently if events or circumstances arise which indicate that goodwill may be impaired. An assessment can be performed by first completing a qualitative assessment on the Company’s single reporting unit. The Company can also bypass the qualitative assessment in any period and proceed directly to the quantitative impairment test, and then resume the qualitative assessment in any subsequent period. Qualitative indicators that may trigger the need for annual or interim quantitative impairment testing include, among other things, deterioration in macroeconomic conditions, declining financial performance, deterioration in the operational environment, or an expectation of selling or disposing of a portion of the reporting unit. Additionally, a significant change in business climate, a loss of a significant customer, increased competition, a sustained decrease in share price, or a decrease in estimated fair value below book value may trigger the need for interim impairment testing of goodwill.

If the Company believes that, as a result of its qualitative assessment, it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test is required. The quantitative test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss is recorded as a reduction to goodwill with a corresponding charge to earnings in the period the goodwill is determined to be impaired. The income tax effect associated with an impairment of tax-deductible goodwill is also considered in the measurement of the goodwill impairment. Any goodwill impairment is limited to the total amount of goodwill.

The Company determines the fair value of its reporting unit using a combination of the income approach (discounted cash flow method) and market approach (guideline transaction method and guideline public company method). Management weighs each of the methods applied to determine the fair value of its reporting unit.

Under the discounted cash flow method, the Company determines fair value based on the estimated future cash flows for the reporting unit, discounted to present value using a risk-adjusted industry weighted-average cost of capital, which reflects the overall level of inherent risk and the rate of return an outside investor would expect to earn. Cash flow projections are derived from budgeted amounts (typically a one-year model) and subsequent period cash flows are developed using growth rates that management believes are reasonably likely to occur from a market participant’s standpoint. All cash flow projections are evaluated by management. A terminal value is derived by capitalizing free cash flow into perpetuity. The capitalization rate is derived from the weighted-average cost of capital and the estimated long-term growth rate.

Revenue

Revenue: The Company’s revenue is derived from the sales of hybrid and plug-in hybrid electric powertrain systems, our Drive Systems, and turnkey energy efficiency, renewable technology, electric vehicle charging stations and other energy solutions (“XL Grid”). The Drive Systems products are marketed and sold to end-user fleet customers and channel partners in the United States and Canada. The Company’s XL Grid solutions are marketed and sold to municipalities, corporations and other businesses and principally funded through energy incentives provided through public and private utilities. The XL Grid business consists of the operations acquired through the May 2021 World Energy acquisition. Sales of products and services are subject to economic conditions and may fluctuate based on changes in the industry, trade policies and financial markets.

Revenue is recognized upon transfer of control to the customer, which occurs when the Company has a present right to payment, legal title has passed to the customer, the customer has the significant risks and rewards of ownership, and where acceptance is not a formality, the customer has accepted the product or service.

For the Drive Systems products, in general, transfer of control is upon shipment of the equipment as the terms are FOB shipping point or equivalent, as the Company has no other promised goods or services in its contracts with customers. In limited instances, the Company provides installation services to end-user fleet customers related to the purchased hybrid electric powertrain equipment. When provided, these installation services are not distinct within the context of the contract due to the fact that the end-use fleet customer is purchasing a completed modification to its vehicles and therefore, the installation services involve significant integration to integrate the hybrid electric powertrain equipment with the customer’s vehicle. As a result, the hybrid electric powertrain equipment and installation services represent a single performance obligation within these contracts with customers. The Company recognizes the revenue for the equipment sale and installation service for Drive System products at the same time, which is after the installation is complete. The Company has elected to treat shipping and handling activities related to contracts with channel partner customers for Drive System products as costs to fulfill the promise to transfer the associated equipment and not as a separate performance obligation.

For the XL Grid solutions, in general, transfer of control is upon the acceptance and certification of project completion by both the end customer and the utility who is funding the energy incentives, representing a single performance obligation of the Company. Due to the short-term nature of projects (typically two to three weeks), the Company recognizes revenues from all XL Grid solutions activities at a point in time, when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable and the Company has the right to payment for the transferred asset. The Company also assesses multiple contracts entered into by the same customer in close proximity to determine if the contracts should be combined for revenue recognition purposes. During the duration of a project for XL Grid solutions, all direct material and labor costs and those indirect costs related to the project are capitalized, and customer deposits are treated as liabilities. Once a project has been completed and the energy efficiency upgrades have been deemed to meet client specifications, capitalized costs are charged to earnings.

For both Drive Systems and XL Grid solutions, when the Company’s contracts with customers contain multiple performance obligations, which is infrequent, the contract transaction price is allocated on a relative standalone selling price (SSP) basis to each performance obligation. The Company determines standalone selling prices based on observable selling prices for the sale of its systems. For extended warranties, the Company determines SSP based on expected cost plus margin. The Company establishes the margin based on review of market conditions and margins obtained by market participants for similar services. Any allocation of the transaction price required is determined at the contracts’ inception.

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods and services to the customer. Revenue is recorded based on the transaction price, which is solely made up of fixed consideration for its products and services. The Company does not adjust transaction price for the effects of a significant financing component when the period between the transfer of the promised good or service to the customer and payment for that good or service by the customer is expected to be one year or less. The Company has not identified any significant financing components to date. The Company’s sales can in certain instances include non-cash consideration in the form of the customer transferring to the Company, the customer’s rights to cash incentives from programs administered by municipalities related to hybrid vehicle programs that a customer is entitled to as a result of its purchase. The incentives are fixed amounts that are readily determinable. The Company values the non-cash consideration at its fair value, which generally is the amount of the incentive.

Payment terms on invoices range from 30 to 60 days. The Company excludes from revenue any sales tax and other government-assessed and imposed taxes on revenue generating activities that are invoiced to customers.

The Company has elected to apply the practical expedient to expense costs to obtain contracts, which principally relate to sales commissions, at the time the liability is incurred when the expected amortization period is one year or less.

Revenue: On January 1, 2019, the Company adopted Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers, using the modified retrospective method applied to all “not completed” contracts at the time of adoption. A “not completed” contract in accordance with ASC 606 represents a contract for which all or substantially all of the revenues have not been recognized under ASC 605, Revenue Recognition (ASC 605).

The Company’s revenue is primarily derived from the sales of hybrid electric powertrain systems. The Company’s products are marketed and sold to end-user fleet customers and channel partners in the United States and Canada. Sales of products and services are subject to economic conditions and may fluctuate based on changes in the industry, trade policies and financial markets.

Revenue is recognized upon transfer of control to the customer, which occurs when the Company has a present right to payment, legal title has passed to the customer, the customer has the significant risks and rewards of ownership, and where acceptance is not a formality, the customer has accepted the product or service. In general, transfer of control is upon shipment of the equipment as the terms are FOB shipping point, or equivalent and the Company has no other promised goods or services in its contracts with customers. In limited instances, the Company provides installation services to end-user fleet customers related to the purchased hybrid electric powertrain equipment. When provided, the installation services are not distinct within the context of the contract due to the fact that the end-use fleet customer is purchasing a completed modification to its vehicles and therefore, the installation services involve significant integration to integrate the hybrid electric powertrain equipment with the customer’s vehicle. As a result, the hybrid electric powertrain equipment and installation services represent a single performance obligation within these contracts with customers. The Company recognizes the revenue for the equipment sale and installation service at the same time, which is after the installation is complete. The Company has elected to treat shipping and handling activities related to contracts with channel partner customers as costs to fulfill the promise to transfer the associated equipment and not as a separate performance obligation.

The Company provides limited-assurance-type warranties for its equipment and work performed under its contracts. The warranty period typically extends for 3 years following transfer of control of the equipment. The warranties solely relate to correction of product defects during the warranty period, which is consistent with similar warranties by offered by competitors. Therefore, the Company has determined that this warranty is outside the scope of ASC 606 and will continue to be accounted for under ASC 460, Guarantees. At the time of purchase of the equipment, customers may purchase from the Company an extended warranty for its equipment. The extended warranty commences upon the end of the assurance-based warranty period and is considered a separate performance obligation that represents a stand-ready obligation to perform warranty services after the assurance-type warranty expires. The transaction price allocated to the extended warranty is recognized ratably over the extended warranty period.

When the Company’s contracts with customers contain multiple performance obligations, the contract transaction price is allocated on a relative standalone selling price (SSP) basis to each performance obligation. The Company determines standalone selling prices based on observable selling prices for the sale of its systems. For extended warranties, the Company determines SSP based on expected cost plus margin. The Company establishes the margin based on review of market conditions and margins obtained by market participants for similar services. Any allocation of the transaction price required is determined at the contracts’ inception.

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods and services to the customer. Revenue is recorded based on the transaction price, which is solely made up of fixed consideration for its products and services. The Company does not adjust transaction price for the effects of a significant financing component when the period between the transfer of the promised good or service to the customer and payment for that good or service by the customer is expected to be one year or less. The Company has not identified any significant financing components to date. The Company’s sales can in certain instances include non-cash consideration in the form of the customer transferring to the Company, the customer’s rights to cash incentives from programs administered by municipalities related to hybrid vehicle programs that a customer is entitled as a result of its purchase. The incentives are fixed amounts that are readily determinable. The Company values the non-cash consideration at its fair value, which generally is the amount of the incentive.

Payment terms on invoices range from 30 to 60 days. The Company excludes from revenue any sales tax and other government-assessed and imposed taxes on revenue generating activities that are invoiced to customers.

The Company has elected to apply the practical expedient to expense costs to obtain contracts, which principally relate to sales commissions, at the time the liability is incurred when the expected amortization period is one year or less.

Warranties

Warranties

Customers who purchase the Drive Systems are provided limited-assurance-type warranties for equipment and work performed under the contracts. The warranty period typically extends for 3 years following transfer of control of the equipment. The warranties solely relate to correction of product defects during the warranty period, which is consistent with similar warranties by offered by competitors. Therefore, the Company has determined that these warranties are outside the scope of ASC 606 and will continue to be accounted for under ASC 460, Guarantees. At the time of purchase of the equipment, customers may purchase from the Company an extended warranty for its equipment. The extended warranty commences upon the end of the assurance-based warranty period and is considered a separate performance obligation that represents a stand-ready obligation to perform warranty services after the assurance-type warranty expires. The transaction price allocated to the extended warranty is recognized ratably over the extended warranty period.

Customers of XL Grid solutions are provided limited-assurance-type warranties for a term of one year for installation work performed under its contracts. Warranties for equipment sold to customers are provided by the original equipment manufacturers.

For both Drive Systems and XL Grid solutions, the Company accrues the estimated cost of product warranties for unclaimed charges based on historical experiences and expected results. Should product failure rates and material usage costs differ from these estimates revisions to the estimated warranty liability would be required. The Company periodically assesses the adequacy of its recorded product warranty liabilities and adjusts the balances as required. Warranty expense is recorded as a component of cost of product revenue in the statements of operations.

Warranties: The Company offers a limited warranty generally ranging from one to three years. The Company accrues the estimated cost of product warranties for unclaimed charges based on historical experiences and expected results. Should product failure rates and material usage costs differ from these estimates revisions to the estimated warranty liability would be required. The Company periodically assesses the adequacy of its recorded product warranty liabilities and adjusts the balances as required. Warranty expense is recorded as a component of cost of product revenue in the statements of operations. A provision for product warranties has been recorded at December 31, 2020 and 2019 (See Note 9). The Company incurred warranty expense of $1,205 and $368 for the years ended December 31, 2020 and 2019, respectively.

Income taxes

Income taxes: The Company accounts for income taxes in accordance with ASC 740, Income Taxes, under which deferred tax liabilities and assets are recognized for the expected future tax consequences of temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities and net operating loss and tax credit carryforwards. Deferred income taxes are provided for the temporary differences arising between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and operating loss carry-forwards and credits. Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which the differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statements of operations in the period in which the enactment rate changes. Deferred tax assets and liabilities are reduced through the establishment of a valuation allowance if, based on available evidence, it is more likely than not that the deferred tax assets will not be realized.

Uncertain tax positions taken or expected to be taken in a tax return are accounted for using the more likely than not threshold for financial statement recognition and measurement. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. For the years ended December 31, 2020, and 2019, there were no uncertain tax position taken or expected to be taken in the Company’s tax returns.

In the normal course of business, the Company is subject to regular audits by U.S. federal and state and local tax authorities. With few exceptions, the Company is no longer subject to federal, state or local tax examinations by tax authorities in its major jurisdictions for tax years before 2018.

The Company did not recognize any tax related interest or penalties in the accompanying consolidated financial statements, but would record any such interest and penalties as a component of the provision for income taxes.

Share-based compensation

Share-based compensation: The Company accounts for its share-based compensation awards in accordance with ASC Topic 718, Compensation-Stock Compensation. The Company issues stock-based awards to acquire common stock to employees, directors and non-employee consultants. Awards issued under the Company’s stock-based compensation plans include stock options, restricted stock units and restricted stock awards. Stock options, restricted stock units and restricted stock awards typically contain service based vesting conditions.

Stock Options

The Company accounts for stock-based compensation related to these awards based on the fair value of the awards. The Company uses the Black-Scholes option pricing model to determine the fair value of stock-based awards, and recognizes the compensation cost on a straight line basis over the requisite service period of the awards for employee, which is typically the four-year vesting period of the award, and effective contract period specified in the award agreement for non-employee.

The fair value of common stock is determined based on the closing price on the New York Stock Exchange at each award grant date.

The determination of the fair value of share-based payment awards utilizing the Black-Scholes model is affected by the stock price and a number of assumptions, including expected volatility, expected life, risk- free interest rate and expected dividends. The Company does not have a history of trading in its common stock as it was not a public company until December 21, 2020, and as such volatility was estimated using historical volatilities of comparable public entities. The expected life of the awards is estimated based on a simplified method, which uses the average of the vesting term and the original contractual term. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected life of the awards. The dividend yield assumption is based on history and expectation of paying no dividends. Forfeitures are accounted for as they occur.

The fair value of stock options issued for the six months ended June 30, 2021 and 2020 was measured with the following assumptions:

	For the Six Months Ended June 30,
	2021	2020
Expected volatility	78.0 – 87.1%	80.0 – 80.1%
Expected term (in years)	6.25	6.25
Risk-free interest rate	0.1%	0.0 – 0.2%
Expected dividend yield	0.0%	0.0%

Restricted Stock Units

Restricted stock units generally vest over the requisite service periods (vesting on a straight–line basis). The fair value of a stock award is equal to the fair market value of a share of the Company’s Common stock on the grant date. The Company accounts for the forfeiture of equity awards as they occur.

Share-based compensation: The Company accounts for its share-based compensation awards in accordance with ASC Topic 718, Compensation-Stock Compensation. The Company issues stock-based awards to purchase common stock to employees, directors and non-employee consultants. Awards issued under the Company’s stock-based compensation plans include stock options and restricted stock awards. Stock options typically include service-based vesting conditions, and restricted stock awards contain both service- and performance-based vesting conditions.

Stock Options

The Company accounts for stock-based compensation related to these awards based on the fair value of the awards. The Company uses the Black-Scholes option pricing model to determine the fair value of stock-based awards, and recognizes the compensation cost on a straight line basis over the requisite service period of the awards for employee, which is typically the four-year vesting period of the award, and effective contract period specified in the award agreement for non-employee. Compensation cost is typically recognized on a straight-line basis.

The fair value of common stock has been determined by the Board of Directors at each award grant date based upon a variety of factors, including the results obtained from independent third-party valuations, the Company’s financial position and historical financial performance, the current climate in the marketplace, the effect of the rights and preferences of the preferred stockholders and the prospects of a liquidity event, among others.

The determination of the fair value of share-based payment awards utilizing the Black-Scholes model is affected by the stock price and a number of assumptions, including expected volatility, expected life, risk- free interest rate and expected dividends. The Company does not have a history of trading in its common stock as it was not a public company until December 21, 2020, and as such volatility was estimated using historical volatilities of comparable public entities. The expected life of the awards is estimated based on a simplified method, which uses the average of the vesting term and the original contractual term. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected life of the awards. The dividend yield assumption is based on history and expectation of paying no dividends. Forfeitures are accounted for as they occur.

The fair value of stock options issued for the years ended December 31, 2020 and 2019 was measured with the following assumptions:

	2020	2019

Expected volatility	79.6 – 90.5%	70.0%
Expected term (in years)	6.2 - 10	6.1 - 10
Risk-free interest rate	0.3 – 1.6%	1.4 – 3.0%
Expected dividend yield	0.0%	0.0%

Warrant Liabilities

Warrant Liabilities: The Company evaluated the Public Warrants (“Public Warrants”) and Private Warrants (“Private Warrants”) (collectively, “Warrants”, which are discussed in Note 8) in accordance with ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”, and concluded that a provision in the Warrant Agreement related to such warrants (“Warrant Agreement”) related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants met the definition of a derivative as contemplated in ASC 815, the Warrants were initially recorded at fair value as derivative liabilities on the Unaudited Condensed Consolidated Balance Sheets and measured at fair value at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with changes in fair value recognized in the Unaudited Condensed Consolidated Statement of Operations in the period of change.

Warrant Liabilities: The Company accounts for the Warrants assumed in connection with its Business Combination in accordance with Accounting Standards Codification (“ASC”) 815-40, “Derivatives and Hedging—Contracts in Entity’s Own Equity (“ASC 815”), under which the Warrants do not meet the criteria for equity classification and must be recorded as liabilities. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants are measured at fair value at inception and at each reporting date in accordance with ASC 820, Fair Value Measurement with changes in fair value recognized in the Statements of Operations in the period of change. See Note 12 for additional disclosure on warrant accounting.

Components of Equity

Components of Equity: Upon the consummation of the Business Combination, the Company allocated the equity proceeds received using the with-and-without method. Under this method, the Company first allocated the Warrants based on their initial fair value measurement of $108,280 and then allocated the remaining proceeds, net of $29,915 of costs incurred in connection with the Business Combination, to additional paid-in-capital.

Research and development expense

Research and development expense: Research and development costs did not meet the requirements to be recognized as an asset as the associated future benefits were at best uncertain and there was no alternative future use at the time the costs were incurred. Research and development costs include, but are not limited to, costs incurred in performing research and development activities, including salaries, benefits, facilities, research- related overhead, sponsored research costs, contracted services, license fees, and other external costs.

Research and development expense: Research and development costs did not meet the requirements to be recognized as an asset as the associated future benefits were at best uncertain and there was no alternative future use at the time the costs were incurred. Research and development costs include, but are not limited to, costs incurred in performing research and development activities, including salaries, benefits, facilities, research- related overhead, sponsored research costs, contracted services, license fees, and other external costs.

Net income (loss) per share

Net income (loss) per share: Basic net income (loss) per share is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period, without consideration for potentially dilutive securities. Diluted net income (loss) per share is computed by dividing net income (loss) by the weighted-average number of shares of common stock and potentially dilutive securities outstanding during the period determined using the treasury-stock and if-converted methods. For purposes of the diluted income (loss) per share calculation, stock options, restricted stock units, restricted stock and warrants are considered to be potentially dilutive securities. Potentially dilutive securities were excluded from the calculation of diluted income (loss) per share when their effect would be anti-dilutive.

Net loss per share: Basic net income (loss) per share is computed by dividing net income (loss) (the numerator) by the weighted average number of common shares outstanding for the period (the denominator). Diluted net income (loss) is computed by net income (loss) dividing the diluted net income (loss) by the weighted average number of common shares and potential common shares outstanding (if dilutive) during each period. For purposes of this calculation, potential dilutive common shares include stock options and warrants.

Related parties

Related parties: A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Related parties: A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Recent accounting pronouncements issued and adopted

Recent accounting pronouncements issued and adopted: In February 2016, the FASB issued a new accounting standard, ASC Topic 842, Leases (“ASC 842”), related to leases to increase transparency and comparability among organizations by requiring the recognition of right-of-use (“ROU”) assets and lease liabilities on the balance sheet. Most significant among the changes in the standard is the recognition of ROU assets and lease liabilities by lessees for those leases classified as operating leases under previous U.S. GAAP. Under the new standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The Company adopted ASC 842 effective January 1, 2021 and as a result, the Company recorded a ROU asset and lease liability (See Note 6).

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. ASU 2019-12 is effective for the Company beginning January 1, 2021. The adoption of ASU 2019-12 did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

Recent accounting pronouncements issued and adopted: In January 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-04 (“ASU 2017-04”), Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 simplifies the subsequent measurement of goodwill by eliminating the second step of the goodwill impairment test. The second step measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. Under ASU 2017-04, a company will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. ASU 2017-04 will be applied prospectively and is effective for annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. On January 1, 2020, the Company adopted ASU 2017-04. The adoption of this standard did not have a material effect on the Company’s financial position, results of operations, or cash flows.

Recent accounting pronouncements issued, not yet adopted

Recent accounting pronouncements issued, not yet adopted: In February 2016, the FASB issued a new accounting standard, ASC Topic 842, Leases (“ASC 842”), related to leases to increase transparency and comparability among organizations by requiring the recognition of ROU assets and lease liabilities on the balance sheet. Most significant among the changes in the standard is the recognition of ROU assets and lease liabilities by lessees for those leases classified as operating leases under previous U.S. GAAP. Under the new standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The Company is currently working through an adoption plan which includes the evaluation of lease contracts compared to the new standard. While the Company is currently evaluating the impact the new guidance will have on its financial position and results of operations, the Company expects to recognize lease liabilities and right of use assets. The extent of the increase to assets and liabilities associated with these amounts remains to be determined pending the Company’s review of its existing lease contracts and service contracts with may contain embedded leases. The guidance in ASC 842 is effective for the Company beginning January 1, 2021. The Company is currently evaluating the impact of the pending adoption of this new standard on its consolidated financial statements. The Company believes the adoption of ASC 842 will have a material impact on its financial statements and expects to record a right-of-use asset and lease liability on its books.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which, together with subsequent amendments, amends the requirement on the measurement and recognition of expected credit losses for financial assets held to replace the incurred loss model for financial assets measured at amortized cost and require entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. ASU 2016-13 is effective for the Company beginning January 1, 2023, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. ASU 2019-12 is effective for the Company beginning January 1, 2021. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the consolidated financial statements.